Appendix 3 Details of Due Dates of Payments to Suppliers - Summary of Suppliers (Detail) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Details Of Due Dates Of Payments To Suppliers [Line Items]
Accounts payable for goods and services	$ 1,093,481,204	$ 695,245,970
Total	978,324,487	627,958,022
Goods [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Accounts payable for goods and services	102,066,120	260,389,102
Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Accounts payable for goods and services	344,000,611	150,726,894
Other [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Accounts payable for goods and services	647,414,473	284,129,974
Up-to-date Payments [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Suppliers for energy purchase	413,470,421	248,713,288
Suppliers for the purchase of fuels and gas	86,288,004	36,735,748
Accounts payable for goods and services	193,171,360	294,413,582
Accounts payable for the purchase of assets	400,551,418	115,383,352
Total	1,093,481,204	695,245,970
Up-to-date Payments [Member] | Goods [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Accounts payable for goods and services	29,508,717	202,897,547
Accounts payable for the purchase of assets	72,557,403	57,491,555
Total	102,066,120	260,389,102
Up-to-date Payments [Member] | Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Suppliers for energy purchase	94,049,964	22,475,111
Suppliers for the purchase of fuels and gas	86,288,004	36,735,748
Accounts payable for goods and services	163,662,643	91,516,035
Total	344,000,611	150,726,894
Up-to-date Payments [Member] | Other [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Suppliers for energy purchase	319,420,457	226,238,177
Accounts payable for the purchase of assets	327,994,015	57,891,797
Total	$ 647,414,473	$ 284,129,974